Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 10 — EQUITY

AleAnna Common Stock and Noncontrolling Interests — As of December 31, 2024, the Company had 40,560,433 shares of Class A Common Stock outstanding and 25,994,400 shares of Class C Common Stock outstanding. See Note 2, Business Combination, for more details of the Company’s Class A Common Stock and Class C Common Stock as of December 31, 2024.

Following the Business Combination, holders of Class A Common Stock own a direct controlling economic interest in the results of the combined entity. Holders of Class C HoldCo Units and Class C Common Stock own an economic interest in the Company, shown as noncontrolling interests (“NCI”) in stockholders’ equity in the Company’s consolidated financial statements. Holders of Class C Common Stock have voting rights equal to holders of Class A Common Stock but no entitlement to earnings or distributions. The ownership interests of the Class A Common Stockholders and the NCI were 60.94% and 39.06%, respectively. The NCI may decrease as holders of Class C HoldCo Units (which represent an economic interest in HoldCo) and their corresponding shares of Class C Common Stock (which provide voting rights in AleAnna, Inc.) exchange both securities together for shares of Class A Common Stock. Each share of Class C Common Stock must be surrendered along with a corresponding Class C HoldCo Unit in order to receive one share of Class A Common Stock. As of December 31, 2024, no such exchanges had occurred.

The financial statements also reflect NCI related to the 10% economic interest held in the Campopiano RNG asset by an unaffiliated third party, as discussed in Note 1.

Warrants — There were 11,250,000 Public Warrants outstanding as of December 31, 2024. Each warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing 30 days after the completion of our Business Combination.

The Company may call the Public Warrants for redemption:

•        in whole and not in part;

•        at a price of $0.01 per Public Warrant;

•        upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Public Warrant holder;

•        if, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) on each of 20 trading days within a 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders; and

•        if, and only if, there is a current registration statement in effect with respect to the Class A Common Stock underlying such Public Warrants.

In the event that the Company elects to redeem all of the redeemable Public Warrants, its will fix a date for the redemption. Pursuant to the terms of the warrant agreement, notice of redemption will be mailed by first class mail, postage prepaid, by not less than 30 days prior to the redemption date to the registered holders of the redeemable Public Warrants to be redeemed at their last addresses as they appear on the registration books. Any notice mailed in the manner provided in the warrant agreement will be conclusively presumed to have been duly given whether or not the registered holder received such notice.

The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the Public Warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Public Warrants, each Public Warrant holder will be entitled to exercise his, her or its Public Warrant prior to the scheduled redemption date. However, the price of the Class A Common Stock may fall below the $18.00 redemption trigger price (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) as well as the $11.50 Public Warrant exercise price after the redemption notice is issued.

AleAnna Energy Equity (pre-Business Combination) — As of both December 13, 2024, immediately prior to the Business Combination, and as of December 31, 2023, the Company had 266,503 Common Units authorized, issued, and outstanding. The Common Units had no par value.

As of December 13, 2024, immediately prior to the Business Combination, and as of December 31, 2023, the Company had 105,711 and 43,610 shares of Class 1 Preferred Units authorized, issued, and outstanding, respectively. The Class 1 Preferred Units had no par value. The Class 1 Preferred Units were held by the majority equity owner, Nautilus.

Due to the redemption features of the Class 1 Preferred Units, they were recorded at redemption value and classified as temporary equity in the consolidated balance sheets as of December 31, 2023. The difference between the book value of Class 1 Preferred Units issued and the redemption value, less the amount attributable to the derivative liability discussed in Note 7, was recorded as a deemed dividend. AleAnna Energy’s Class 1 Preferred Units and Common Units were exchanged for AleAnna common stock in connection with the Business Combination (see Note 2).